Variable Interest Entity (“VIE”) - Schedule of Condensed Income Statement (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Income Statement [Line Items]
Operating revenues	¥ 200,092	$ 28,467	¥ 437,235	¥ 2,779,482
Gross (loss) profit	143,891	20,472	154,316	(210,922)
Loss from operations	(17,710,713)	(2,519,735)	(41,055,473)	(285,922,484)
Net loss	¥ (8,970,888)	$ (1,276,304)	¥ (36,977,304)	¥ (286,436,377)